Share Based Payment (Tables)	12 Months Ended
Jun. 30, 2024
Share Based Payment [Abstract]
Schedule Fair Value of the Options Granted is Measured at Grant Date and Recognized	The fair value of the options granted is measured at grant date and recognized in accordance with the requirements of IFRS 2, as an employee benefit expense, with a corresponding increase in equity.
Factor	Group 1	Group 2	Group 3
Fair value of shares (range)	$1.00	$1.00	$1.63-3.21
Exercise price	$1.52	$8.00	$4.25
Expected volatility	70%	70%	70%
Dividend rate	-	-	-
Reference risk-free interest rate	3.00%	3.00%	4.25%
Plan duration	10 years	10 years	10 years
Fair value of stock options at measurement date (range)	$9.11	$7.25	$1.02-2.65

Schedule of Amount and Exercise Price and the Movements of the Stock Options of Directors	The following table shows the amount and exercise price and the movements of the stock options of directors, executives and managers of the Group for the period ended June 30, 2024 and 2023, respectively:
	June 30, 2024
	Group 1		Group 2		Group 3
	Number of options	Exercise price	Number of options	Exercise price	Number of options	Exercise price
At the beginning	325,826	$1.52	206,598	$8.00	700,000	$4.25
Granted during the period	-	-	-	-	200,000	$4.25
Forfeited during the period	-	-	-	-	(66,667)	4.25
Exercised during the period	-	-	-	-	-	-
Expired during the period	-	-	-	-	-	-
At the ending	325,826	$1.52	206,598	$8.00	833,333	$4.25
	June 30, 2023
	Group 1		Group 2		Group 3
	Number of options	Exercise price	Number of options	Exercise price	Number of options	Exercise price
At the beginning	-	-	-	-	-	-
Granted during the period	579,078	$1.52	346,555	$8.00	700,000	$4.25
Forfeited during the period	-	-	-	-	-	-
Exercised during the period	(253,252)	$1.52	(139,957)	$8.00	-	-
Expired during the period	-	-	-	-	-	-
At the ending	325,826	$1.52	206,598	$8.00	700,000	$4.25